                                   PROSPECTUS

                                OCTOBER 15, 1999

                           HUNTINGTON VA GROWTH FUND

                            [Huntington Funds Logo]

   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

   Also, like other investments, you could lose money on your investment in the Huntington VA Growth Fund. Your investment in the Fund is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

   The Huntington VA Growth Fund is one of a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of the Hartford Life Insurance Company. The Huntington VA Funds are advised by professional portfolio managers at The Huntington National Bank.

   In connection with the offering made by this Prospectus, the Huntington VA Funds have not authorized any person to give any information or to make any representations other than those contained in this Prospectus. Consequently, you may not rely upon any such information given or representations made as having been authorized by a Fund or the Distributor. This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS

FUND SUMMARY................................................................   1
Principal Investments.......................................................   2
More Fund Information.......................................................   2
RISK/RETURN INFORMATION.....................................................   2
ORGANIZATION OF THE TRUST...................................................   2
DISTRIBUTION OF THE FUND....................................................   2
ABOUT PURCHASING SHARES.....................................................   2

ABOUT REDEEMING SHARES......................................................   3

MANAGEMENT OF THE TRUST.....................................................   4
  Investment Adviser........................................................   4
  Portfolio Managers........................................................   4
  Prior Performance of a Similarly-Managed Fund.............................   4
DIVIDENDS AND DISTRIBUTIONS.................................................   5
TAX CONSEQUENCES............................................................   5

                                 FUND SUMMARY

   You may only purchase shares of the Huntington VA Growth Fund through variable annuity contracts and variable life insurance policies offered by Hartford Life.

   For convenience, we may refer to the Huntington VA Funds as "the Trust" and to The Huntington National Bank as "Huntington" or "the Adviser." We may also refer to Hartford Life Insurance Company as "Hartford Life."

VA GROWTH FUND

   INVESTMENT OBJECTIVE--The VA Growth Fund seeks to achieve long-term capital appreciation primarily through investing in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES--The Adviser intends to invest in common stock and other equity securities of medium or large companies which it believes offer opportunities for growth. The Adviser frequently invests in established companies which it believes have temporarily depressed prices.

   In selecting investments, the Adviser reviews historical earnings, revenue and cash flow to identify the best companies in each industry and to evaluate the growth potential of these companies. On an ongoing basis, the Adviser also monitors the Fund's existing positions to determine the benefits of retention.

   Fundamental Policy: at least 65% of total assets invested in equity securities.

   PRINCIPAL RISKS--As a Fund which invests in equity securities, the VA Growth Fund is subject to:

  . equity risk--stock values can rise and fall quickly and dramatically in response to changes in earnings or other conditions affecting the issuer's profitability. As a result, total returns can fluctuate within a wide range, so an investor could lose money over the short or long term.

   The VA Growth Fund is also subject to a number of important risks common to investment in most mutual funds, including:

  . market risk--market values of securities move up and down, sometimes rapidly and unpredictably;

  . investment strategy risk--as market conditions change, the success of a Fund's particular investment strategy will vary;

  . management risk--the Adviser may not be able to achieve a Fund's desired investment objective; and

  . liquidity risk--at any particular time, the Adviser may have difficulty selling a certain security at its expected price.

   In addition, as we enter the new millennium, the VA Growth Fund is subject to year 2000 risk. Year 2000 risk is the risk that a Fund could be adversely affected if the computer systems used by Huntington or other service providers do not properly process and calculate date-related information and data beginning on January 1, 2000. When the year 2000 begins, computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. Year 2000 risk also affects the companies in which the Fund invests, communications and public utility companies, governmental entities, financial processors and other companies upon which all investment companies rely.

   As with all mutual funds, loss of money is a risk of investing. Your investment in the Fund is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

   For more information about the investments and risks of the VA Growth Fund, call (800) 253-0412 for a free copy of the Trust's Statement of Additional Information.

                             PRINCIPAL INVESTMENTS


   The table below summarizes the principal investments for the VA Growth Fund. The VA Growth Fund may also invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term securities for temporary defensive or liquidity purposes. In these situations, the Fund may not achieve its investment objective.

COMMERCIAL PAPER -- secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities are generally six months or less.

--------------------------------------------------------------------------------
COMMON STOCK -- shares of ownership in a company.

--------------------------------------------------------------------------------
PREFERRED STOCK -- shares of ownership in a company with a preferential right to receive dividends.

   A detailed description of each of the principal investments, as well as other permissible investments and strategies, is contained in the Statement of Additional Information.


                             MORE FUND INFORMATION


   In the Fund Summary above, we discuss the investment objective for the VA Growth Fund. The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the VA Growth Fund's outstanding shares.

   We also summarize the principal investment strategies used under normal market conditions. The Adviser may employ other strategies and investment techniques on a less frequent basis. Unless otherwise noted, the investment policies of the VA Growth Fund are not fundamental and the Trust's Board of Trustees may change them without shareholder approval. Please note that when a limitation on an investment or strategy is expressed in terms of a percentage of assets, we apply the restriction at the time of the investment.

   Also as part of the Fund Summary, we discuss the principal investment risks (the risks associated with the Fund's investment objective and principal investment strategies). There are other risks applicable to investing in the VA Growth Fund.

   Finally, we have provided a table illustrating the principal investments of the VA Growth Fund.

   By calling (800) 253-0412, you can obtain a copy of the Trust's Statement of Additional Information which includes more detailed information about all of the types of investments and risks associated with the Fund.

                            RISK/RETURN INFORMATION

   As a new Fund, there is no information available as of the date of this Prospectus relating to its performance.

                           ORGANIZATION OF THE TRUST

   The Trust is organized as a Massachusetts business trust established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of Hartford Life. Currently, the Trust is comprised of two Funds:
Huntington VA Growth Fund and Huntington VA Income Equity Fund.

                            DISTRIBUTION OF THE FUND

   SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Huntington VA Funds.

                            ABOUT PURCHASING SHARES

   You may purchase shares of the VA Growth Fund only through variable annuity contracts or variable life insurance policies offered by Hartford Life. These shares are not offered directly to the public.

   You should refer to the prospectus provided by Hartford Life for information on how to purchase a variable annuity contract or variable life insurance policy and how to select the VA Growth Fund as an investment option for your contract or policy.

WHAT SHARES COST

   The offering price of a share is its net asset value (determined after the order is considered received). The Trust has authorized Hartford Life to accept purchase orders on its behalf.

   The Trust calculates the net asset value per share for the VA Growth Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

   The Fund does not impose any sales charges on the purchase of its shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by Hartford Life under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for Hartford Life's variable annuity contracts and variable life insurance policies.

   The Trust calculates net asset value for the VA Growth Fund by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

NOTES ABOUT PURCHASES

   Hartford Life, through its separate account, is responsible for placing orders to purchase shares of the VA Growth Fund. In order to purchase shares of the Fund on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

   The Trust reserves the right to suspend the sale of shares of any of its Funds temporarily and the right to refuse any order to purchase shares of any of its Funds.

   If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge the separate account a fee. In addition, the separate account will be liable for any losses incurred by the Trust in connection with the transaction.

                             ABOUT REDEEMING SHARES

   You may redeem shares of the VA Growth Fund only through Hartford Life.

   We redeem shares of the VA Growth Fund on any business day when both the Federal Reserve Banks and the New York Stock Exchange are open. The price at which the Trust will redeem a share will be its net asset value (determined after the order is considered received). The Trust has authorized Hartford Life to accept redemption requests on its behalf.

   The Trust calculates the net asset value per share for the VA Growth Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

NOTES ABOUT REDEMPTIONS

   In order to redeem shares of the VA Growth Fund on a particular day, the Trust must receive the request before 3:00 p.m. (Eastern Time) that day.

   For redemption requests received prior to the cut-off time, usually the proceeds will be wired on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired the following business day after net asset value is next determined. Proceeds are wired to an account designated by Hartford Life.

   To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

   The Trust may terminate or modify the methods of redemption at any time.

                            MANAGEMENT OF THE TRUST

   The Trustees of the Trust are responsible for generally overseeing the conduct of the VA Growth Fund's business. Huntington, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. According to the terms of the investment advisory agreement, the Fund will pay to Huntington an annual fee of 0.60% of its average daily net assets.

INVESTMENT ADVISER

   Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the VA Growth Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

   Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $29 billion in assets as of September 30, 1999, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $28.8 billion of assets, and has investment discretion over approximately $8.3 billion of that amount.

   Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.

PORTFOLIO MANAGERS

   Philip H. Farrington, a Vice President of Huntington, has been a co-portfolio manager of the Growth Fund since April of 1994. Mr. Farrington has more than 30 years of investment management experience. He has held the positions of Chief Investment Officer, Portfolio Manager, and Director of Research for major banks and asset management companies. He is a member of the equity management team at Huntington. Mr. Farrington is a graduate of Harvard University.

   James Gibboney, Jr., a Vice President of Huntington, has been a co-portfolio manager of the Growth Fund since November of 1993. Mr. Gibboney, a Chartered Financial Analyst, serves as one of Huntington's balanced portfolio managers. Prior to joining Huntington in 1989, he gained more than 12 years of investment management experience as portfolio manager for a major investment firm, a trust company, and a state government agency. He received his undergraduate degree in Finance from the Ohio State University and an MBA from Xavier University.

PRIOR PERFORMANCE OF A SIMILARLY-MANAGED FUND

   The table below presents performance information for Trust Shares of the Huntington Growth Fund, a portfolio of The Huntington Funds, a separate group of mutual funds advised by Huntington. Messrs. Gibboney and Farrington, the portfolio managers of the Huntington VA Growth Fund, also maintain joint primary responsibility for the day-to-day portfolio management of the Huntington

Growth Fund. Each of the investment objectives, strategies and risks of the Huntington VA Growth Fund is substantially similar in all material respects to those of the Huntington Growth Fund. The Huntington Growth Fund is the only account managed by Huntington with such substantial similarity.

   The Huntington Growth Fund's Trust Shares are most similar to the shares offered by the Huntington VA Growth Fund. Nevertheless, expenses for the Huntington VA Growth Fund will differ from those of the Huntington Growth Fund and will be subject to additional expenses of the separate account. Such higher expenses will lower the performance of the Huntington VA Growth Fund.

   The table shows how average annual returns of the Huntington Growth Fund compare with those of a broad measure of market performance. Total returns shown reflect all advisory and other expenses of Trust Shares of the Huntington Growth Fund and assume reinvestment of dividends and distributions. The Huntington Growth Fund is a separate fund and its historical performance is not an indication of the potential performance of the Huntington VA Growth Fund.

                                                                AVERAGE ANNUAL
                                                                TOTAL RETURNS
                                                                (ON A CALENDAR
                                                                 YEAR BASIS)
                                                               ----------------
                                                               HUNTINGTON
                                                                 GROWTH    S&P
                                                                  FUND     500
                                                               ---------- -----
1 Year........................................................   18.55%   28.60%
5 Years.......................................................   20.16%   24.05%
Since Inception (7/3/89)......................................   14.79%   17.48%

                          DIVIDENDS AND DISTRIBUTIONS

   The VA Growth Fund declares and pays dividends on investment income monthly. The Fund also makes distributions of net capital gains, if any, at least annually.

   All dividends and distributions payable to a shareholder will be automatically reinvested in additional shares of the VA Growth Fund.

                                TAX CONSEQUENCES

   There are many important tax consequences associated with investment in the VA Growth Fund. Please read the insurance contract prospectus provided by Hartford Life and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

   The VA Growth Fund intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If the Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code and will not be entitled to favorable tax treatment.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

CALL (800) 253-0412

WRITE
Huntington VA Funds
41 South High Street
Columbus, OH 43287

LOG ON TO THE INTERNET

The Huntington National Bank maintains a . website, http://www.huntington.com, with information relating to the Huntington VA Funds. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington VA Funds documents.

CONTACT THE SEC

Call (800) SEC-0330 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds. Alternatively, you may send your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009.
More information about the Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

The Semi-Annual Report includes unaudited information about the performance of the Huntington VA Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detailed information about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

THE HUNTINGTON NATIONAL BANK,a subsidiary of Huntington Bancshares, Incorporated, is the Investment Adviser, Administrator, Custodian and Recordkeeper of the Huntington VA Funds.

SEI INVESTMENTS DISTRIBUTION CO. is the Distributor and is not affiliated with The Huntington National Bank.


                             [Huntinton Funds Logo]

            . Not FDIC Insured . No Bank Guarantee . May Lose Value

                                                          SEC File No. 811-09481

                                   PROSPECTUS

                                OCTOBER 15, 1999

                        HUNTINGTON VA INCOME EQUITY FUND

                            [Huntington Funds logo]

   As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities, nor has it passed upon the adequacy or accuracy of the information contained in this Prospectus. It is a criminal offense to state otherwise.

   Also, like other investments, you could lose money on your investment in the Huntington VA Income Equity Fund. Your investment in the Fund is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

   The Huntington VA Income Equity Fund is one of a series of mutual funds established exclusively for the purpose of providing an investment vehicle for variable annuity contracts and variable life insurance policies offered by the separate accounts of the Hartford Life Insurance Company. The Huntington VA Funds are advised by professional portfolio managers at The Huntington National Bank.

   In connection with the offering made by this Prospectus, the Huntington VA Funds have not authorized any person to give any information or to make any representations other than those contained in this Prospectus. Consequently, you may not rely upon any such information given or representations made as having been authorized by a Fund or the Distributor. This Prospectus does not constitute an offering by a Fund or by the Distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS


FUND SUMMARY................................................................   1
Principal Investments.......................................................   2
More Fund Information.......................................................   2
RISK/RETURN INFORMATION.....................................................   3
ORGANIZATION OF THE TRUST...................................................   3
DISTRIBUTION OF THE FUND....................................................   3
ABOUT PURCHASING SHARES.....................................................   3

ABOUT REDEEMING SHARES......................................................   3
MANAGEMENT OF THE TRUST.....................................................   4
  Investment Adviser........................................................   4
  Portfolio Manager.........................................................   4
  Prior Performance of a Similarly-Managed Fund.............................   5
DIVIDENDS AND DISTRIBUTIONS.................................................   5
TAX CONSEQUENCES............................................................   5

                                  FUND SUMMARY

   You may only purchase shares of the Huntington VA Income Equity Fund through variable annuity contracts and variable life insurance policies offered by Hartford Life.

   For convenience, we may refer to the Huntington VA Funds as "the Trust" and to The Huntington National Bank as "Huntington" or "the Adviser." We may also refer to Hartford Life Insurance Company as "Hartford Life."

VA INCOME EQUITY FUND

   INVESTMENT OBJECTIVE--The VA Income Equity Fund seeks to achieve high current income and moderate appreciation of capital primarily through investment in income-producing equity securities.

   PRINCIPAL INVESTMENT STRATEGIES--The Adviser focuses primarily on equity securities which have a history of increasing or paying high dividends. As an additional income source, the Adviser also invests in investment grade corporate debt obligations. At least 65% of the Fund's total assets will be invested in income-producing equity securities. The Adviser selects securities which it believes will maintain or increase the Fund's current income while maintaining a price/earnings ratio below the market.

   In evaluating the current yield of a security, the Adviser considers dividend growth to be most important, followed by capital appreciation. The Adviser actively monitors market activity which impacts dividend decisions. In general, the Fund will sell a security when dividends are no longer expected to increase.

   Fundamental Policy: at least 65% of total assets invested in common stock, securities convertible into common stock and securities deemed by the Adviser to have common stock characteristics.

   PRINCIPAL RISKS--As a Fund which invests in income-producing equity securities, the VA Income Equity Fund is subject to:

  . equity risk--stock values can rise and fall quickly and dramatically in response to changes in earnings or other conditions affecting the issuer's profitability. As a result, total returns can fluctuate within a wide range, so an investor could lose money over the short or long term; and

  . dividend risk--an issuer's dividend policy may change in response to strategic changes or other management decisions affecting the need for available funds.

   As a Fund which invests in corporate debt obligations, the VA Income Equity Fund is subject to:

  . interest rate risk--as interest rates change, the value of these securities moves in the opposite direction; and

  . credit (or default) risk--due to economic or governmental factors, an issuer may no longer be able to make principal and interest payments.

   The VA Income Equity Fund is also subject to a number of important risks common to investment in most mutual funds, including:

  . market risk--market values of securities move up and down, sometimes rapidly and unpredictably;

  . investment strategy risk--as market conditions change, the success of a Fund's particular investment strategy will vary;

  . management risk--the Adviser may not be able to achieve a Fund's desired investment objective; and

  . liquidity risk--at any particular time, the Adviser may have difficulty selling a certain security at its expected price.

   In addition, as we enter the new millennium, the VA Income Equity Fund is subject to year 2000 risk. Year 2000 risk is the risk that a Fund could be adversely affected if the computer systems used by Huntington or other service providers do not properly process and calculate date-related information and data beginning on January 1, 2000. When the year 2000 begins, computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. Year 2000 risk also affects the companies in which the Fund invests, communications and public utility companies, governmental entities, financial processors and other companies upon which all investment companies rely.

   As with all mutual funds, loss of money is a risk of investing. Your investment in the Fund is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency.

   For more information about the investments and risks of the VA Income Equity Fund, call (800) 253-0412 for a free copy of the Trust's Statement of Additional Information.


                             PRINCIPAL INVESTMENTS

   The table below summarizes the principal investments for the VA Income Equity Fund. The VA Income Equity Fund may also invest up to 100% of its assets in cash, money market instruments, repurchase agreements and other short-term securities for temporary defensive or liquidity purposes. In these situations, the Fund may not achieve its investment objective.

COMMERCIAL PAPER -- secured and unsecured short-term promissory notes issued by corporations and other entities. Maturities are generally six months or less.

--------------------------------------------------------------------------------
COMMON STOCK -- shares of ownership in a company.

--------------------------------------------------------------------------------
PREFERRED STOCK -- shares of ownership in a company with a preferential right to receive dividends.

--------------------------------------------------------------------------------
CORPORATE DEBT -- fixed income securities, such as bonds, issued by corporations.

   A detailed description of each of the principal investments, as well as other permissible investments and strategies, is contained in the Statement of Additional Information.


                             MORE FUND INFORMATION

   In the Fund Summary above, we discuss the investment objective for the VA Income Equity Fund. The Fund's investment objective is fundamental and may be changed only by a vote of a majority of the VA Income Equity Fund's outstanding shares.

   We also summarize the principal investment strategies used under normal market conditions. The Adviser may employ other strategies and investment techniques on a less frequent basis. Unless otherwise noted, the investment policies of the VA Income Equity Fund are not fundamental and the Trust's Board of Trustees may change them without shareholder approval. Please note that when a limitation on an investment or strategy is expressed in terms of a percentage of assets, we apply the restriction at the time of the investment.

   Also as part of the Fund Summary, we discuss the principal investment risks (the risks associated with the Fund's investment objective and principal investment strategies). There are other risks applicable to investing in the VA Income Equity Fund.

   Finally, we have provided a table illustrating the principal investments of the VA Income Equity Fund.

   By calling (800) 253-0412, you can obtain a copy of the Trust's Statement of Additional Information which includes more detailed information about all of the types of investments and risks associated with the Fund.

                            RISK/RETURN INFORMATION

   As a new Fund, there is no information available as of the date of this Prospectus relating to its performance.

                           ORGANIZATION OF THE TRUST

   The Trust is organized as a Massachusetts business trust established exclusively for the purpose of providing investment vehicles for variable annuity contracts and variable life insurance policies offered by the separate accounts of Hartford Life. Currently, the Trust is comprised of two Funds:
Huntington VA Income Equity Fund and Huntington VA Growth Fund. As of the date of this Prospectus, the Trust is only selling shares of the VA Income Equity Fund.

                           DISTRIBUTION OF THE FUND

   SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, serves as the Distributor of the Huntington VA Funds.

                            ABOUT PURCHASING SHARES

You may purchase shares of the VA Income Equity Fund only through variable annuity contracts or variable life insurance policies offered by Hartford Life. These shares are not offered directly to the public.

   You should refer to the prospectus provided by Hartford Life for information on how to purchase a variable annuity contract or variable life insurance policy and how to select the VA Income Equity Fund as an investment option for your contract or policy.

WHAT SHARES COST

   The offering price of a share is its net asset value (determined after the order is considered received). The Trust has authorized Hartford Life to accept purchase orders on its behalf.

   The Trust calculates the net asset value per share for the VA Income Equity Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

   The Fund does not impose any sales charges on the purchase of its shares. Withdrawal charges, mortality and expense risk fees and other charges may be assessed by Hartford Life under the variable annuity contracts or variable life insurance policies. These fees are described in the prospectuses for Hartford Life's variable annuity contracts and variable life insurance policies.

   The Trust calculates net asset value for the VA Income Equity Fund by valuing securities held based on market value. These valuation methods are more fully described in the Trust's Statement of Additional Information.

NOTES ABOUT PURCHASES

   Hartford Life, through its separate account, is responsible for placing orders to purchase shares of the VA Income Equity Fund. In order to purchase shares of the Fund on a particular day, the Trust must receive payment before 4:00 p.m. (Eastern Time) that day.

   The Trust reserves the right to suspend the sale of shares of any of its Funds temporarily and the right to refuse any order to purchase shares of any of its Funds.

   If the Trust receives insufficient payment for a purchase, it will cancel the purchase and may charge the separate account a fee. In addition, the separate account will be liable for any losses incurred by the Trust in connection with the transaction.

                             ABOUT REDEEMING SHARES

   You may redeem shares of the VA Income Equity Fund only through Hartford
Life.

   We redeem shares of the VA Income Equity Fund on any business day when both the Federal Reserve Banks and the New York Stock Exchange are open. The price at which the Trust will redeem a share will be its net asset value (determined after the order is considered received). The Trust has authorized Hartford Life to accept redemption requests on its behalf.

   The Trust calculates the net asset value per share for the VA Income Equity Fund as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

NOTES ABOUT REDEMPTIONS

   In order to redeem shares of the VA Income Equity Fund on a particular day, the Trust must receive the request before 3:00 p.m. (Eastern Time) that day.

   For redemptions requests received prior to the cut-off time, usually the proceeds will be wired on the same day; for redemption requests received after the cut-off time, usually proceeds will be wired the following business day after net asset value is next determined. Proceeds are wired to an account designated by Hartford Life.

   To the extent permitted by federal securities laws, the Trust reserves the right to suspend the redemption of shares of any of its Funds temporarily under extraordinary market conditions such as market closures or suspension of trading by the Securities and Exchange Commission. The Trust also reserves the right to postpone payment for more than seven days where payment for shares to be redeemed has not yet cleared.

   The Trust may terminate or modify the methods of redemption at any time.

                            MANAGEMENT OF THE TRUST

   The Trustees of the Trust are responsible for generally overseeing the conduct of the VA Income Equity Fund's business. Huntington, whose address is Huntington Center, 41 South High Street, Columbus, Ohio 43287, serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust. According to the terms of the investment advisory agreement, the Fund will pay to Huntington an annual fee of 0.60% of its average daily net assets.

INVESTMENT ADVISER

   Subject to the supervision of the Trustees, Huntington provides a continuous investment program for the VA Income Equity Fund, including investment research and management with respect to all securities, instruments, cash and cash equivalents in the Fund.

   Huntington is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI"), a registered bank holding company with executive offices located at Huntington Center, 41 South High Street, Columbus, Ohio 43287. With $29 billion in assets as of September 30, 1999, HBI is a major Midwest regional bank holding company. Huntington, a recognized investment advisory and fiduciary services subsidiary of HBI, provides investment advisory services for corporate, charitable, governmental, institutional, personal trust and other assets. Huntington is responsible for $28.8 billion of assets, and has investment discretion over approximately $8.3 billion of that amount.

   Huntington has served as a mutual fund investment adviser since 1987 and has over 75 years of experience providing investment advisory services to fiduciary accounts.

PORTFOLIO MANAGER

   James M. Buskirk, Chief Investment Officer of Huntington, has been the portfolio manager of the Huntington Income Equity Fund since 1990 and the VA Income Equity Fund since its inception. As Chief Investment Officer of Huntington, Mr. Buskirk has ultimate responsibility for all investment management activities. He brings more than 20 years of investment experience to Huntington. His background includes extensive experience in managing both personal and employee benefit balanced portfolios for a major investment advisory company and bank holding company. Mr. Buskirk is a Chartered Financial Analyst. He received his undergraduate degree in Finance from the Ohio State University and his MBA from the University of Oregon.

PRIOR PERFORMANCE OF A SIMILARLY-MANAGED FUND


   The table below presents performance information for Trust Shares of the Huntington Income Equity Fund, a portfolio of The Huntington Funds, a separate group of mutual funds advised by Huntington. Mr. Buskirk, the portfolio manager of the Huntington VA Income Equity Fund, has maintained primary responsibility for the day-to-day portfolio management of the Huntington Equity Income Fund since its inception. Each of the investment objectives, strategies and risks of the Huntington VA Income Equity Fund is substantially similar in all material respects to those of the Huntington Income Equity Fund. The Huntington Income Equity Fund is the only account managed by Huntington with such substantial similarity.


   The Huntington Income Equity Fund's Trust Shares are most similar to the shares offered by the Huntington VA Income Equity Fund. Nevertheless, expenses for the Huntington VA Income Equity Fund will differ from those of the Huntington Income Equity Fund and will be subject to additional expenses of the separate account. Such higher expenses will lower the performance of the Huntington VA Income Equity Fund.

   The table shows how average annual returns of the Huntington Income Equity Fund compare with those of a broad measure of market performance. Total returns shown reflect all advisory and other expenses of Trust Shares of the Huntington Income Equity Fund and assume reinvestment of dividends and distributions. The Huntington Income Equity Fund is a separate fund and its historical performance is not an indication of the potential performance of the Huntington VA Income Equity Fund.

                                                                AVERAGE ANNUAL
                                                                TOTAL RETURNS
                                                                (ON A CALENDAR
                                                                 YEAR BASIS)
                                                               ----------------
                                                               HUNTINGTON
                                                                 INCOME
                                                                 EQUITY    S&P
                                                                  FUND     500
                                                               ---------- -----
1 Year........................................................   17.79%   28.60%
5 Years.......................................................   17.09%   24.05%
Since Inception (7/3/89)......................................   12.43%   17.48%

                          DIVIDENDS AND DISTRIBUTIONS

   The VA Income Equity Fund declares and pays dividends on investment income monthly. The Fund also makes distributions of net capital gains, if any, at least annually.

   All dividends and distributions payable to a shareholder will be automatically reinvested in additional shares of the VA Income Equity Fund.

                                TAX CONSEQUENCES

   There are many important tax consequences associated with investment in the VA Income Equity Fund. Please read the insurance contract prospectus provided by Hartford Life and consult your tax advisor regarding the specific federal, state and local tax consequences applicable to your investment.

   The VA Income Equity Fund intends to comply with the variable contract asset diversification regulations of the Internal Revenue Service. If the Fund fails to comply with these regulations, contracts invested in the Fund will not be treated as an annuity, endowment or life insurance contract under the Internal Revenue Code and will not be entitled to favorable tax treatment.

For copies of Annual or Semi-Annual Reports, the Statement of Additional Information, other information or for any other inquiries:

CALL (800) 253-0412

WRITE
Huntington VA Funds
41 South High Street
Columbus, OH 43287

LOG ON TO THE INTERNET

The Huntington National Bank maintains a . website, http://www.huntington.com, with information relating to the Huntington VA Funds. The SEC's website, http://www.sec.gov, contains text-only versions of the Huntington VA Funds documents.

CONTACT THE SEC

Call (800) SEC-0330 about visiting the SEC's Public Reference Room in Washington D.C. to review and copy information about the Funds.
Alternatively, you may send your request and a duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-6009.
More information about the Funds is available free upon request, including the following:

ANNUAL AND SEMI-ANNUAL REPORTS

The Semi-Annual Report includes unaudited information about the performance of the Huntington VA Funds, portfolio holdings and other financial information. The Annual Report includes similar audited information as well as a letter from the portfolio managers discussing recent market conditions, economic trends and investment strategies that significantly affected performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

Provides more detailed information about the Fund and its policies. A current Statement of Additional Information is on file with the Securities and Exchange Commission and is incorporated by reference into (considered a legal part of) this Prospectus.

THE HUNTINGTON NATIONAL BANK,a subsidiary of Huntington Bancshares, Incorporated, is the Investment Adviser, Administrator, Custodian and Recordkeeper of the Huntington VA Funds.

SEI INVESTMENTS DISTRIBUTION CO. is the Distributor and is not affiliated with The Huntington National Bank.


{Logo}

            . Not FDIC Insured . No Bank Guarantee . May Lose Value

                                                          SEC File No. 811-09481

                              Huntington VA Funds

                           Huntington VA Growth Fund
                       Huntington VA Income Equity Fund


                      Statement of Additional Information

This Statement of Additional Information contains information which may be of interest to investors in the Huntington VA Funds (the "Trust") but which is not included in the Prospectus. This Statement is not a prospectus and is only authorized for distribution when accompanied or preceded by the Prospectus for the Huntington VA Funds dated October 15, 1999. This Statement should be read together with the Prospectus. Investors may obtain a free copy of a Prospectus by calling the Huntington VA Funds at 800-253-0412.

                               October 15, 1999

                               TABLE OF CONTENTS

DEFINITIONS........................................................   1
INVESTMENT PRACTICES AND RISKS.....................................   1
  Common Stock.....................................................   1
  Convertible Securities...........................................   2
  Corporate Debt...................................................   2
  Credit (or Default) Risk.........................................   2
  Credit-Enhanced Securities.......................................   2
  Defensive Investments............................................   3
  Equity Risk......................................................   3
  Equity Securities................................................   3
  Fixed Income Securities..........................................   3
  Foreign Currency Options.........................................   3
  Foreign Currency Transactions....................................   4
  Forward Foreign Currency and Foreign Currency Futures Contracts..   5
  Foreign Securities...............................................   6
  Futures Contracts and Options on Futures Contracts...............   6
  Index Futures Contracts and Options on Index Futures Contracts...   9
  Interest Rate Risk...............................................  10
  Lending Portfolio Securities.....................................  10
  Liquidity Risk...................................................  11
  Market Risk......................................................  11
  Money Market Instruments.........................................  11
          Commercial Paper.........................................  11
          Bank Obligations.........................................  11
          Variable Rate Demand Notes...............................  11
  Money Market Mutual Funds........................................  12
  Options..........................................................  12
  Preferred Stock..................................................  14
  Repurchase Agreements............................................  15
  Restricted and Illiquid Securities...............................  15
  Security-Specific Risk...........................................  15
  U.S. Government Securities.......................................  15
  U.S. Treasury Security Futures Contracts and Options.............  16
  When-Issued and Delayed Delivery Transactions....................  17
  Year 2000 Risk...................................................  17

INVESTMENT RESTRICTIONS............................................  17
  Portfolio Turnover...............................................  19

MANAGEMENT OF THE TRUST............................................  19
  Trustees and Officers............................................  19
  Trustee Compensation.............................................  21
  Investment Adviser...............................................  22
  Glass-Steagall Act...............................................  22
  Portfolio Transactions...........................................  23
  Brokerage Allocation and Other Practices.........................  23
  Administrator....................................................  24
  Sub-Administrator................................................  25
  Administrative Services..........................................
  Custodian and Record Keeper......................................  26
  Transfer Agent and Dividend Disbursing Agent.....................  26
  Independent Auditors.............................................  26
  Principal Holders of Securities..................................  26

SHAREHOLDER RIGHTS.................................................  26
ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS.....  27
  Other Purchase Information.......................................  27
  Other Exchange Information.......................................  28
  Other Redemption Information.....................................  28

DETERMINATION OF NET ASSET VALUE...................................  28
TAXES..............................................................  29
  Federal Income Taxation..........................................  29

DIVIDENDS AND DISTRIBUTIONS........................................  31
PERFORMANCE INFORMATION............................................  31
FINANCIAL STATEMENTS...............................................  32
APPENDIX--DESCRIPTION OF BOND RATINGS..............................  33

                                  DEFINITIONS


     For convenience, we will use the following terms throughout this Statement of Additional Information.


"1940 Act"              --  The Investment Company Act of 1940, as amended.

"Funds"                 --  Each of the separate investment portfolios of the
                            Trust.

"Hartford Life"         --  Hartford Life Insurance Company, the underwriter of
                            variable annuity contracts and life insurance policies through which you may invest in the Funds.

"Huntington"            --  The Huntington National Bank, the Trust's
                            investment adviser, administrator, custodian and recordkeeper.

"Independent Trustees"  --  Trustees who are not "interested persons" of the
                            Trust, as defined in the 1940 Act.

"NRSRO"                 --  Nationally Recognized Statistical Ratings
                            Organization such as Moody's Investor Service or
                            Standard and Poor's Ratings Group.

"Prospectus"            --  The Prospectus for shares of the Funds.

"SAI"                   --  This Statement of Additional Information.

"SEI Administrative"    --  SEI Fund Resources, the Trust's sub-administrator.

"SEI Investments"       --  SEI Investments Distribution Co., the Trust's
                            distributor.

"Trust"                 --  Huntington VA Funds.


     The Trust was organized as a Massachusetts business trust on June 30, 1999. The Trust is an open-end, management investment company consisting of two separate Funds with separate investment objectives and policies established exclusively as investment vehicles for separate accounts offered by Hartford Life Insurance Company. Each of these Funds is diversified.

                        INVESTMENT PRACTICES AND RISKS

     The Prospectus discusses the principal investment strategies and risks of investing in each of the Funds. Below you will find more detail about the types of investments and investment practices permitted by each Fund, including those which are not part of a Fund's principal investment strategy.

     Common Stock

     Common stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of liquidation. This right, however, is subordinate to that of preferred stockholders and any creditors, including holders of debt issued by the corporation. Owners of common stock are generally entitled to vote on important matters. A corporation may pay dividends on common stock.

     Each of the Funds may invest in common stock.

Convertible Securities

     Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for a variety of investment strategies. A Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock when, in its investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objective. Otherwise the Fund may hold or trade convertible securities.

     Each of the Funds may invest in convertible securities.

Corporate Debt (Including Bonds, Notes and Debentures)

     Corporate debt includes any obligation of a corporation to repay a borrowed amount at maturity and usually to pay the holder interest at specific intervals. Corporate debt can have a long or short maturity and is often rated by one or more nationally recognized statistical rating organizations. See the Appendix to this SAI for a description of these ratings.

     The Income Equity Fund may invest in corporate debt.

Credit (or Default) Risk

     To the extent that a Fund invests in corporate debt or other fixed income securities, it is subject to the risk that an issuer of those securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value. Credit risk includes "counterparty risk," -- the risk that the other party to a transaction will not fulfill its contractual obligation. This risk applies, for example, to repurchase agreements into which a Fund may enter. Securities rated below investment grade are particularly subject to credit risk.

Credit-Enhanced Securities

     Credit-enhanced securities are securities whose credit rating has been enhanced, typically by the existence of a guarantee, letter of credit, insurance or unconditional demand feature. In most cases, Huntington evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer") rather than the issuer. However, except where prohibited by Rule 2a-7 under the 1940 Act, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued both by the issuer and the credit enhancer. The bankruptcy, receivership or default of the credit enhancer will adversely affect the quality and marketability of the underlying security. A default on the underlying security or other event that terminates a demand feature prior to its exercise will adversely affect the liquidity of the underlying security.

     Each of the Funds may invest in credit-enhanced securities.

Defensive Investments

     At times Huntington may determine that conditions in securities markets may make pursuing a Fund's principal investment strategies inconsistent with the best interests of the Fund's shareholders. At such times, Huntington may temporarily use alternative strategies, primarily designed to reduce fluctuations in the value of a Fund's assets. In implementing these temporary "defensive" strategies, a Fund may temporarily place all or a portion of its assets in cash, U.S. Government securities, debt securities which Huntington considers to be of comparable quality to the acceptable investments of the Fund and other investments which Huntington considers consistent with such strategies.

Equity Risk

     Equity risk is the risk that stock prices will fall quickly and dramatically over short or extended periods of time. Stock markets tend to move in cycles, with periods of rising prices and period of falling prices. Often, dramatic movements in prices occur in response to reports of a company's earnings, economic statistics or other factors which affect an issuer's profitability.

     To the extent that a Fund invests in smaller capitalization stocks, it may be subject to greater risks than those associated with investment in larger, more established companies. Small companies tend to have limited product lines, markets or financial resources, and may be dependent on a small management group. Small company stocks may be subject to more abrupt or erratic price movements, for reasons such as lower trading volumes, greater sensitivity to changing conditions and less certain growth prospects. Additionally, there are fewer market makers for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks also tend to be subject to greater liquidity risk, particularly during periods of market disruption, and there is often less publicly available information concerning these securities.

Equity Securities

     Equity securities include both foreign and domestic common stocks, preferred stocks, securities convertible or exchangeable into common or preferred stocks, and other securities which the Adviser believes have common stock characteristics, such as rights and warrants.

     Each of the Funds may invest in equity securities.

Fixed Income Securities

     Fixed income securities include corporate debt securities, U.S. Government securities, mortgage-related securities, tax-exempt securities and any other securities which provide a stream of fixed payments to the holder.

Foreign Currency Options (Also see "Options")

     Options on foreign currencies operate similarly to options on securities, and are traded primarily in the over-the-counter market (so-called "OTC options"), although options on foreign currencies have recently been listed on several exchanges. Options will be purchased or written only when Huntington believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence exchange rates and investments generally.

     Purchases and sales of options may be used to increase current return. They are also used in connection with hedging transactions. See "Foreign Currency Transactions."

     Writing covered call options on currencies may offset some of the costs of hedging against fluctuations in currency exchange rates. For transaction hedging purposes a Fund may also purchase exchange-listed and OTC put and call options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives a Fund the right to assume a short position in the futures contract until expiration of the option. A call option on a futures contract gives a Fund the right to assume a long position in the futures contract until the expiration of the option.

     The value of a foreign currency option is dependent upon the value of the foreign currency and the U.S. dollar, and may have no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, investors maybe disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the U.S. options markets.

     Each of the Funds may invest in foreign currency options.

Foreign Currency Transactions

     Foreign currency transactions include purchasing and selling foreign currencies, entering into forward or futures contracts to purchase or sell foreign currencies (see "Forward Foreign Currency and Foreign Currency Futures Contracts"), and purchasing and selling options on foreign currencies (see "Foreign Currency Options"). Foreign currency transactions may be used to hedge against uncertainty in the level of future foreign currency exchange rates and to increase current return.

     Purchases and sales of foreign currencies on a spot basis are used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging."

     Transaction hedging involves entering into foreign currency transactions with respect to specific receivables or payables generally arising in connection with the purchase or sale of portfolio securities. Transaction hedging is used to "lock in" the U.S. dollar price of a security to be purchased or sold, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. The goal is to protect against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

     Position hedging involves entering into foreign currency transactions either to protect against: (i) a decline in the value of a foreign currency in which a security held or to be sold is denominated; or (ii) an increase in the value of a foreign currency in which a security to be purchased is denominated. In connection with position hedging, a Fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts.

     Neither transaction nor position hedging eliminates fluctuations in the underlying prices of the securities which a Fund owns or intends to purchase or sell. They simply establish a rate of exchange which can be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain which might result from the increase in the value of such currency

     Hedging transactions are subject to correlation risk due to the fact that the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be perfectly matched. This is because the future value of such securities in foreign currencies will change as a consequence of market movements in the values of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

     Each of the Funds may use foreign currency transactions.

Forward Foreign Currency and Foreign Currency Futures Contracts

     A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

     A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the Commodity Futures Trading Commission (the "CFTC"), such as the New York Mercantile Exchange.

     Forward foreign currency contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward foreign currency contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

     At the maturity of a forward or futures contract, a Fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

     Forward foreign currency contracts and foreign currency futures contracts can be used to increase current return. They are also used in connection with both "transaction hedging" and "position hedging." See "Foreign Currency Transactions."

     Among the risks of using foreign currency futures contracts is the fact that positions in these contracts (and any related options) may be closed out only on an exchange or board of trade which provides a secondary market. Although it is intended that any Fund using foreign currency futures contracts and related options will only purchase or sell them on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or option or at any particular time. In such event, it may not be possible to close a futures or related option position and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin on its futures positions.

     In addition, it is impossible to forecast with precision the market value of a security at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security being hedged is less than the amount of foreign currency a Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the hedged portfolio security if the market value of such security exceeds the amount of foreign currency a Fund is obligated to deliver.

     Each of the Funds may invest in forward foreign currency and foreign currency futures contracts.

Foreign Securities

     Foreign securities are those securities which are issued by companies located outside the United States and principally traded in foreign markets. This includes equity and debt securities of foreign entities and obligations of foreign branches of U.S. and foreign banks. Investment in foreign securities is subject to a number of special risks.

     Since foreign securities are normally denominated and traded in foreign currencies, the value of a Fund's assets invested in such securities may be affected favorably or unfavorably by currency exchange rates and exchange control regulation. Exchange rates with respect to certain currencies may be particularly volatile. Additionally, although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to a Fund at one rate, while offering a lesser rate of exchange should a Fund desire to resell that currency to the dealer.

     There may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign companies are less liquid and at times more volatile than securities of comparable U.S. companies. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delays in payment or delivery of securities or in the recovery of a Fund's assets held abroad) and expenses not present in the settlement of domestic investments.

     In addition, with respect to certain foreign countries, there is a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of investments in those countries. In certain countries, legal remedies available to investors may be more limited than those available with respect to investments in the United States or other countries. The laws of some foreign countries may limit a Fund's ability to invest in securities of certain issuers located in those countries. Special tax considerations apply to foreign securities.

     Each of the Funds may invest in foreign securities.

Futures Contracts and Options on Futures Contracts

     A futures contract is a binding contractual commitment which, if held to maturity, will result in an obligation to make or accept delivery of a security at a specified future time and price. By purchasing futures (assuming a "long" position) a Fund will legally obligate itself to accept the future delivery of the underlying security and pay the agreed price. By selling futures (assuming a "short" position) it will legally obligate itself to make the future delivery of the security against payment of the agreed price. Open futures positions on debt securities will be valued at the most recent settlement price, unless that price does not in the judgment of the Trustees reflect the fair value of the contract, in which case the positions will be valued by or under the direction of the Trustees. Positions taken in the futures markets are not normally held to maturity, but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, a Fund may instead make or take delivery of the underlying securities whenever it appears economically advantageous to the Fund to do so. A clearing corporation associated with the exchange on which futures are traded assumes responsibility for such closing transactions and guarantees that the Fund's sale and purchase obligations under closed-out positions will be performed at the termination of the contract.

     Hedging by use of futures on debt securities seeks to establish more certainly than would otherwise be possible the effective rate of return on portfolio securities. A Fund may, for example, take a "short" position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of portfolio securities may be offset by appreciation in the value of the futures position.

     On other occasions, a Fund may take a "long" position by purchasing futures on debt securities. This would be done, for example, when Huntington expects to purchase for a Fund particular securities when it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its concomitant reduction in yield), the increased cost to the Fund of purchasing the securities may be offset by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase.

     Successful use by a Fund of futures contracts on debt securities is subject to Huntington's ability to predict correctly movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if a Fund has hedged against the possibility of an increase in interest rates which would adversely affect the market prices of debt securities held by it and the prices of such securities increase instead, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily margin maintenance requirements. A Fund may have to sell securities at a time when it may be disadvantageous to do so.

     A Fund may purchase and write put and call options on debt futures contracts, as they become available. Such options are similar to options on securities except that options on futures contracts give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. As with options on securities, the holder or writer of an option may terminate its position by selling or purchasing an option of the same series. There is no guarantee that such closing transactions can be effected. A Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements, and, in addition, net option premiums received will be included as initial margin deposits. See "Margin Payments" below. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to a Fund because the maximum amount at risk is the premium paid for the options plus transactions costs. However, there may be circumstances when the purchases of call or put options on a futures contract would result in a loss to a Fund when the purchase or sale of the futures contracts would not, such as when there is no movement in the prices of debt securities. The writing of a put or call option on a futures contract involves risks similar to those risks relating to the purchase or sale of futures contracts.

     Margin payments. When a Fund purchases or sells a futures contract, it is required to deposit with its custodian an amount of cash, U.S. Treasury bills, or other permissible collateral equal to a small percentage of the amount of the futures contract. This amount is known as "initial margin". The nature of initial margin is different from that of in security transactions in that it does not involve borrowing money to finance transactions. Rather, initial margin is similar to a performance bond or good faith deposit that is returned to the Fund upon termination of the contract, assuming the Fund satisfies its contractual obligations. Subsequent payments to and from the broker occur on a daily basis in a process known as "marking to market". These payments are called "variation margin" and are made as the value of the underlying futures contract fluctuates. For example, when a Fund sells a futures contract and the price of the underlying debt security rises above the delivery price, the Fund's position declines in value. The Fund then pays the broker a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract. Conversely, if the price of the underlying security falls below the delivery price of the contract, the Fund's futures position increases in value. The broker then must make a variation margin payment equal to the difference between the delivery price of the futures contract and the market price of the securities underlying the futures contract.

     When a Fund terminates a position in a futures contract, a final determination of variation margin is made, additional cash is paid by or to the Fund, and the Fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

     Liquidity risks. Positions in futures contracts may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Trust intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. If there is not a liquid secondary market at a particular time, it may not be possible to close a futures position at such time and, in the event of adverse price movements, a Fund would continue to be required to make daily cash payments of variation margin. However, in the event financial futures are used to hedge portfolio securities, such securities will not generally be sold until the financial futures can be terminated. In such circumstances, an increase in the price of the portfolio securities, if any, may partially or completely offset losses on the financial futures.

     In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. The ability to establish and close out positions in such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that such a market will develop. Although a Fund generally will purchase only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options, with the result that the Fund would have to exercise the options in order to realize any profit.

     Hedging risks. There are several risks in connection with the use by a Fund of futures contracts and related options as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and options and movements in the prices of securities which are the subject of the hedge. Huntington will, however, attempt to reduce this risk by purchasing and selling, to the extent possible, futures contracts and related options on securities and indexes the movements of which will, in its judgment, correlate closely with movements in the prices of the portfolio securities sought to be hedged.

     Successful use of futures contracts and options by a Fund for hedging purposes is also subject to Huntington's ability to predict correctly movements in the direction of the market. It is possible that, where a Fund has purchased puts on futures contracts to hedge its portfolio against a decline in the market, the securities or index on which the puts are purchased may increase in value and the value of securities held in the portfolio may decline. If this occurred, the Fund would lose money on the puts and also experience a decline in value in its portfolio securities. In addition, the prices of futures, for a number of reasons, may not correlate perfectly with movements in the underlying securities or index due to certain market distortions. First, all participants in the futures market are subject to margin deposit requirements. Such requirements may cause investors to close futures contracts through offsetting transactions which could distort the normal relationship between the underlying security or index and futures markets. Second, the margin requirements in the futures markets are less onerous than margin requirements in the securities markets in general, and as a result the futures markets may attract more speculators than the securities markets do. Increased participation by speculators in the futures markets may also cause temporary price distortions. Due to the possibility of price distortion, even a correct forecast of general market trends by Huntington may still not result in a successful hedging transaction over a very short time period.

     Other risks. Funds will incur brokerage fees in connection with their futures and options transactions. In addition, while futures contracts and options on futures will be purchased and sold to reduce certain risks, those transactions themselves entail certain other risks. Thus, while a Fund may benefit from the use of futures and related options, unanticipated changes in interest rates or stock price movements may result in a poorer overall performance for the Fund than if it had not entered into any futures contracts or options transactions. Moreover, in the event of an imperfect correlation between the futures position and the portfolio position which is intended to be protected, the desired protection may not be obtained and the Fund may be exposed to risk of loss.

Index Futures Contracts and Options on Index Futures Contracts

     A debt index futures contract is a contract to buy or sell units of a specified debt index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the index. A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. A unit is the current value of the stock index.

     The following example illustrates generally the manner in which index futures contracts operate. The Standard & Poor's 100 Stock Index is composed of 100 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 100 Index assigns relative weightings to the common stocks included in the Index, and the Index fluctuates with changes in the market values of those common stocks. In the case of the S&P 100 Index, contracts are to buy or sell 100 units. Thus, if the value of the S&P 100 Index were $180, one contract would be worth $18,000 (100 units X $180). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if a Fund enters into a futures contract to buy 100 units of the S&P 100 Index at a specified future date at a contract price of $180 and the S&P 100 Index is at $184 on that future date, the Fund will gain $400 (100 units X gain of $4). If the Fund enters into a futures contract to sell 100 units of the stock index at a specified future date at a contract price of $180 and the S&P 100 Index is at $182 on that future date, the Fund will lose $200 (100 units X loss of $2). A Fund may purchase or sell futures contracts with respect to any stock index. Positions in index futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures.

     Purchases and sales of index futures may be used to hedge an investment. To hedge an investment successfully, however, a Fund must invest in futures contracts with respect to indices or sub-indices the movements of which will have a significant correlation with movements in the prices of the Fund's securities.

     Options on index futures contracts are similar to options on securities except that options on index futures contracts give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the holder assumes the underlying futures position and receives a variation margin payment of cash or securities approximating the increase in the value of the holder's option position. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement is made entirely in cash based on the difference between the exercise price of the option and the closing level of the index on which the futures contract is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

     As an alternative to purchasing call and put options on index futures contracts, a Fund may purchase put and call options on the underlying indices themselves to the extent that such options are traded on national securities exchanges. Index options are similar to options on individual securities in that the purchaser of an index option acquires the right to buy, and the writer undertakes the obligation to sell, an index at a stated exercise price during the term of the option. Instead of giving the right to take or make actual delivery of securities, the holder of an index option has the right to receive a cash "exercise settlement amount." This amount is equal to the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of the exercise, multiplied by a fixed "index multiplier."

     Each of the Funds may utilize index futures or options on index futures.

Interest Rate Risk

     Interest rate risk is the risk that changes in interest rates may cause a decline in the market value of an investment. With bonds and other fixed income securities, a rise in interest rates typically causes a fall in bond values, while a fall in interest rates typically causes a rise in bond values. Fixed income securities with longer maturities are more susceptible to changes in value due to interest rate changes than are those with shorter maturities.

     Recent market experience has shown that certain derivative mortgage securities have a higher degree of interest rate risk and, as a result, the prices of such securities may be highly volatile. In addition, recent market experience has shown that during periods of rising interest rates, the market for certain derivative mortgage securities may become more unstable and such securities may become more difficult to sell as market makers either choose not to repurchase such securities or offer prices which are unacceptable to the Adviser based on market conditions.

Lending Portfolio Securities

     In order to generate additional income, each of the Funds may lend its portfolio securities on a short-term basis to brokers, dealers or other financial institutions which Huntington has determined are creditworthy under guidelines established by the Trustees. Consistent with guidelines established by the SEC requirements, any loans made will be continuously secured by collateral in cash or U.S. Government obligations at least equal at all times to 102% of the value of the securities on loan. As a matter of fundamental policy, the aggregate value of all securities loaned by a Fund may not exceed 20% of the Fund's total assets.

     While portfolio securities are on loan, the borrower will pay to the lending Fund any dividends or interest received on the securities. In addition, the Fund retains all or a portion of the interest received on investment of the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the lending Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable a Fund to exercise voting rights on any matters materially affecting the investment. A Fund may also call such loans in order to sell the securities.

     One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Liquidity Risk

     Certain securities may be difficult or impossible to sell at the time and price that a Fund would like. A Fund may have to accept a lower price, sell other securities or forego an investment opportunity, and this could have a negative effect on performance. This risk applies to restricted securities, Rule 144A Securities certain over-the-counter options, securities not traded in the U.S. markets and other securities that may trade in U.S. markets but are not registered under the federal securities laws.

Market Risk

     Market risk is the risk that the value of a security will move up or down, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry or sector of the economy or the market as a whole. Market risk is common to most investments, including stocks and bonds, and the mutual funds that invest in them. Bonds and other fixed income securities generally involve less market risk than stocks. The risks of investing in bonds, however, can vary significantly depending upon factors such as issuer and maturity. The bonds of some companies may be riskier than the stocks of others.

Money Market Instruments

     Except where otherwise noted, each of the Funds may, for temporary defensive or liquidity purposes, invest up to 100% of their assets in money market instruments.

     Commercial Paper

          Commercial paper represents an unsecured promissory note issued by a corporation. Generally, issues of commercial paper have maturities of less than nine months and rates of return which are fixed.

          The commercial paper in which any of the Money Market Funds may invest is subject to the issuer diversification and quality restrictions imposed by Rule 2a-7 under the 1940 Act. The commercial paper in which the Mortgage Securities Fund may invest must be: (i) rated A-1 or better by Standard & Poor's Ratings Group ("S&P") or P-1 or better by Moody's Investors Service, Inc. ("Moody's"); or (ii) unrated, but issued by companies with outstanding debt issues rated AAA by S&P or Aaa by Moody's.

     Bank Obligations

          Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, time deposits and similar securities.

     Variable Rate Demand Notes

          Variable rate demand notes ("VRDNs") are unsecured, direct lending arrangements between a Fund, as the lender, and a corporation, financial institution, government agency, municipality or other entity.

          VRDNs have interest rates which float or which are adjusted at regular intervals ranging from daily to annually. Although the VRDNs are not generally traded, a Fund may demand payment of principal and accrued interest according to its arrangement with the borrower (usually upon no more than seven days' notice). VRDNs are, therefore, treated as maturing on the later of the next interest adjustment or the date on which a Fund may next demand payment. Some VRDNs are backed by bank letters of credit.

          Each of the Funds may only invest in VRDNs which satisfy its credit requirements for commercial paper.

Money Market Mutual Funds

     Under the 1940 Act, a Fund may not invest more than 10% of its total assets at any one time in the shares of other funds, 5% of its total assets in the shares of any one mutual fund, or more than 3% of the shares of any one fund. When a Fund invests in the shares of other mutual funds, investment advisory and other fees will apply, and the investment's yield will be reduced accordingly.

     Each of the Funds may invest up to 5% of its total assets in the shares of money market mutual funds for liquidity purposes.

Options

     A call option gives the purchaser of the option the right to buy a security at a stated price from the writer (seller) of the option. A put option gives the purchaser of the option the right to sell a security at a stated price to the writer of the option. In a covered call option, during the option period the writer owns the security (or a comparable security sufficient to satisfy securities exchange requirements) which may be sold pursuant to the option. In a covered put option, the writer holds cash and/or short-term debt instruments sufficient in an amount equal to the exercise price of the option. In addition, a put or call option will be considered covered if and to the extent that some or all of the risk of the option has been offset by another option. A Fund may write combinations of covered puts and calls on the same underlying security.

     In general, a Fund may write options in an attempt to increase returns or purchase options for hedging purposes.

     The premium received from writing a put or call option, increases a Fund's return on the underlying security in the event that the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. A put option locks in the price at which a Fund may sell a security it holds, thus hedging against market declines and a call option locks in the price at which a Fund may purchase a security, thus hedging against inflation. Such protection is provided during the life of the put option since the Fund, as holder of the option, is able to sell the underlying security at the option's exercise price regardless of any decline in the underlying security's market price.

     By writing a call option, a Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, a Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security substantially appreciates in value.

     A Fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. A Fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security owned by a Fund.

     In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner a Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

     In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

     Each of the Funds may write or purchase put and call options. All call options written must be covered.

     The successful use of options depends on the ability of Huntington to forecast interest rate and market movements. For example, if a Fund were to write a call option based on Huntington's expectation that the price of the underlying security will fall, but the price rises instead, the Fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if a Fund were to write a put option based on Huntington's expectations that the price of the underlying security will rise, but the price falls instead, the Fund could be required to purchase the security upon exercise at a price higher than the current market price.

     When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, a Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not lose any of its investment in such security if the price does not change.

     The use of options also involves the risk of imperfect correlation between movements in option prices and movements in the value of the underlying securities.

     The effective use of options also depends on the Fund's ability to terminate option positions at times when Huntington deems it desirable to do so. Although a Fund will take an option position only if Huntington believes there is a liquid secondary market for the option, there is no assurance that the Fund will be able to effect closing transaction at any particular time or at an acceptable price.

     The Funds generally expect that their options transactions will be conducted on recognized exchanges. In certain instances, however, a Fund may purchase and sell options in the over-the-counter ("OTC") markets. A Fund's ability to terminate options in the OTC market may be more limited than for exchange-traded options and may also involve the risk that securities dealers participating in such transactions would be unable to meet their obligations to a Fund. A Fund will, however, engage in OTC market transactions only when appropriate exchange-traded transactions are unavailable and when, in the opinion of Huntington, the pricing mechanism and liquidity of the OTC market is satisfactory and the participants are responsible parties likely to meet their contractual obligations.

     If a secondary trading market in options were to become unavailable, a Fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events--such as volume in excess of trading or clearing capability--were to interrupt its normal operations.

     A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, a Fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the Fund, as option writer, would remain obligated under the option until expiration.

     Disruptions in the markets for the securities underlying options purchased or sold by a Fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, a Fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, a Fund as a purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options by holders who would be unable to deliver the underlying interest. A Fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration and the Fund was unable either to acquire the underlying security or to sell the put option in the market.

     Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premium may not reflect the current prices of the underlying interest in the United States.

     An exchange-listed option may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If no secondary market were to exist, it would be impossible to enter into a closing transaction to close out an option position. As a result, a Fund may be forced to continue to hold, or to purchase at a fixed price, a security on which it has sold an option at a time when Huntington believes it is inadvisable to do so.

     Higher than anticipated trading activity or order flow or other unforeseen events might cause the Options Clearing Corporation or an exchange to institute special trading procedures or restrictions that might restrict a Fund's use of options. The exchanges have established limitations on the maximum number of calls and puts of each class that may be held or written by an investor or group of investors acting in concert. It is possible that the Trust and other clients of Huntington may be considered such a group. These position limits may restrict the Trust's ability to purchase or sell options on particular securities. Options which are not traded on national securities exchanges may be closed out only with the other party to the option transaction. For that reason, it may be more difficult to close out unlisted options than listed options. Furthermore, unlisted options are not subject to the protection afforded purchasers of listed options by the Options Clearing Corporation.

Preferred Stock

     Preferred stock is a type of equity security which represents an ownership interest in a corporation and the right to a portion of the assets of the corporation in the event of a liquidation. This right, however, is subordinate to that of any creditors, including holders of debt issued by the corporation. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate.

     Each of the Funds may invest in preferred stock.

Repurchase Agreements

     Repurchase agreements are agreements through which banks, broker-dealers and other financial institutions approved by the Trustees sell securities (usually U.S. Government securities) to a Fund and agree to repurchase those securities at a specified price and time (usually not more than seven days from the original sale). The seller's obligation to pay the repurchase price is secured by the securities to be repurchased. These securities are required to be held by the Fund, its custodian or a third-party custodian. In order to protect the Fund's interest, collateral securities must have a value of at least 100% of the resale price at all times. (The seller must provide additional collateral in the event that this condition is not met). In general, the Adviser will require collateral securities to have a value of at least 102% of the resale price at the time the repurchase agreement is made. The collateral is marked to market on a daily basis, thus enabling the Adviser to determine when to request additional collateral from the seller.

     If a seller defaults on its repurchase obligation, a Fund could realize a loss on the sale of the underlying securities to the extent that the proceeds of the sale (including accrued interest) are less than the resale price. In addition, even though the U.S. Bankruptcy Code provides protection to a Fund if the seller becomes bankrupt or insolvent, the Fund may suffer losses in such event.

Restricted and Illiquid Securities

     Restricted securities are any securities which are subject to restriction on resale under federal securities law, including commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Illiquid securities are any securities for which there is a limited trading market and may, therefore, be difficult to sell at market value. Because restricted and illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund.

     Section 4(2) commercial paper is generally sold to institutional investors, such as mutual funds, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Trust believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees are quite liquid. The Trust intends, therefore, to treat these securities as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Trust intends not to subject such paper to any limitation applicable to restricted securities.

     Each of the Funds may invest in illiquid securities (including restricted securities, repurchase agreements providing for settlement on more than seven days' notice and OTC options). None of the Funds will invest more than 10% of its total assets in such securities.

Security-Specific Risk

     Security-specific risk is the risk that the value of a particular security may or may not move in the same direction as the market as a whole. All Funds are subject to this type of risk.

U.S. Government Securities

     U.S. Government securities are securities that are either issued or guaranteed as to payment of principal and interest by the U.S. Government, its agencies or instrumentalities. U.S. Government securities are limited to: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds and notes, bonds, and discount notes of U.S. Government agencies or instrumentalities, including certain mortgage securities.

     Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, such as Government National Mortgage Association participation certificates, are backed by the full faith and credit of the U.S. Treasury.

     Other such obligations are only supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; the discretionary authority of the U.S. Government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

     Each of the Funds may invest in U.S. Government securities and may use them for defensive purposes.

U.S. Treasury Security Futures Contracts and Options

     U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury securities futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option. U.S. Treasury security futures contracts and options on such contracts are used to hedge against movements in the value of tax-exempt securities.

     Successful use of U.S. Treasury security futures contracts depends on the ability to predict the direction of interest rate movements and the effects of other factors on the value of debt securities. For example, the sale of U.S. Treasury security futures contracts is used to hedge against the possibility of an increase in interest rates which would adversely affect the value of tax-exempt securities held in a Fund's portfolio. If, unexpectedly, the prices of the tax-exempt securities increase following a decline in interest rates, the Fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

     There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities. For example, if a Fund has hedged against a decline in the values of tax-exempt securities held by it by selling U.S. Treasury securities futures and the value of U.S. Treasury securities subsequently increases while the value of its tax-exempt securities decreases, the Fund will incur losses on both its U.S. Treasury security futures contracts and its tax-exempt securities. Huntington will seek to reduce this risk by monitoring movements in markets for U.S. Treasury security futures and options and for tax-exempt securities closely.

Warrants

     Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

     Each of the Funds may invest in warrants.

When-Issued and Delayed Delivery Transactions

     When-issued and delayed delivery transactions are arrangements through which a Fund purchases securities with payment and delivery scheduled for a future time. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the purchasing Fund sufficient to make payment for the securities are segregated on the Fund's records at the trade date. These assets are then marked to market daily and maintained until the transaction has been settled. A seller's failure to complete a transaction may cause a Fund to miss a desired price or yield. In addition, because of delayed settlement, a Fund may pay more than market value on the settlement date. The Adviser may choose to dispose of a commitment prior to settlement.

     None of the Funds intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

     Each of the Funds may engage in when-issued and delayed delivery transactions.

Year 2000 Risk

     Year 2000 Risk is the risk that a Fund could be adversely affected if the computer systems used by its investment adviser or other service providers do not properly process and calculate date-related information and data beginning on January 1, 2000. Year 2000 Risk exists because most computer systems were designed only to recognize a two-digit year, not a four-digit year. When the year 2000 begins, these computers may interpret "00" as the year 1900 and either stop processing date-related computations or process them incorrectly. These failures could have a negative impact on the handling of securities trades, pricing and account services. Huntington is taking steps designed to address Year 2000 Risk with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by each of the Trust's other service providers.

     As of the date of this SAI, it is not anticipated that Year 2000 Risk relating to the investment adviser or the Trust's other major service providers will result in shareholders experiencing negative effects on their investment, or on the services provided in connection therewith. There can be no assurances, however, that the steps taken by Huntington and the Trust's other service providers will be sufficient to avoid any adverse impact on the Funds. Year 2000 Risk also affects the companies in which the Funds invest, communications and public utility companies, governmental entities, financial processors and other companies upon which all investment companies rely.

                            INVESTMENT RESTRICTIONS

     The following investment restrictions are fundamental and may not be changed without a vote of a majority of the outstanding shares of a Fund. Accordingly, the Trust will not, on behalf of a Fund:

     (1) Invest 25% or more of the value of its total assets in securities of companies primarily engaged in any one industry (other than the U.S. Government, its agencies and instrumentalities). Such concentration may occur as a result of changes in the market value of portfolio securities, but such concentration may not result from investment.

     (2) Loan more than 20% of a Fund's portfolio securities to brokers, dealers or other financial organizations. All such loans will be collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current value of the loaned securities.

     (3) Invest more than 10% of the value of its total assets in illiquid securities including restricted securities, repurchase agreements of over seven days' duration and OTC options.

     (4) Borrow in excess of 5% of its total assets (borrowings are permitted only as a temporary measure for extraordinary or emergency purposes) or pledge (mortgage) its assets as security for an indebtedness.

     (5) Purchase or sell real estate or real estate mortgage loans; provided, however, that the Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

     (6) Purchase or sell commodities or commodities contracts, or interests in oil, gas, or other mineral exploration or development programs provided, however, that the Funds may invest in futures contracts for bona fide hedging transactions, as defined in the General Regulations under the Commodity Exchange Act, or for other transactions permitted to entities exempt from the definition of the term commodity pool operator, as long as, immediately after entering a futures contract no more than 5% of the fair market value of a Fund's assets would be committed to initial margins.

     (7) Engage in the business of underwriting securities issued by others or purchase securities, other than time deposits and restricted securities (i.e., securities which cannot be sold without registration or an exemption from registration), subject to legal or contractual restrictions on disposition.

     (8) Make loans to any person or firm except as provided below; provided, however, that the making of a loan shall not be construed to include
          (i) the acquisition for investment of bonds, debentures, notes or other evidences of indebtedness of any corporation or government which are publicly distributed or of a type customarily purchased by institutional investors (which are debt securities, generally rated not less than A by Moody's or S&P, or the equivalent, privately issued and purchased by such entities as banks, insurance companies and investment companies), or (ii) the entry into repurchase agreements. However, each of the Funds may lend its portfolio securities to brokers, dealers or other institutional investors deemed by Huntington pursuant to criteria adopted by the Trustees, to be creditworthy if, as a result thereof, the aggregate value of all securities loaned does not exceed 20% of the value of total assets and the loan is collateralized by cash or U.S. Government obligations that are maintained at all times in an amount equal to at least 102% of the current market value of the loaned securities. Such transactions will comply with all applicable laws and regulations.

     (9)  Issue senior securities.

     All percentage limitations on investments will apply at the time of the making of an investment and should not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

Portfolio Turnover

     The portfolio turnover rate of a Fund is defined by the Securities and Exchange Commission as the ratio of the lesser of annual sales or purchases to the monthly average value of the portfolio, excluding from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. Portfolio turnover generally involves some expense to a Fund, including brokerage commissions or dealer mark-ups and other transactions costs on the sale of securities and reinvestment in other securities.

     Portfolio turnover rates for each of the Growth Fund and the Income Equity Fund are estimated to be less than 50% per year.


                            MANAGEMENT OF THE TRUST

Trustees and Officers

     The Trustees of the Trust are responsible for generally overseeing the conduct of each Fund's business in accordance with the laws of the state of Massachusetts. Trustees and officers of the Trust and their principal occupations during the past five years are as set forth below.


                                   Position(s)
                                   Held With           Principal Occupation(s)
Name, Age and Address              The Trust           During Past Five Years
---------------------              ---------           -----------------------

David S. Schoedinger               Trustee             Chairman of the Board,
229 East State Street                                  Schoedinger Funeral
Columbus, Ohio                                         Service; President
Birth date: November 27, 1942                          Schoedinger Financial
                                                       Services, Inc.; Past
                                                       President, Board of
                                                       Directors of National
                                                       Selected (1992-1993).

John M. Shary                      Trustee and         Retired; Formerly:
3097 Walden Ravine                 Chairman of the     Member, Business
Columbus, Ohio 43321               Board               Advisory Board, DPEC-Data
Birth date: November 28, 1930                          Processing Education
                                                       Corp. (1993-1996);
                                                       Member, Business Advisory
                                                       Board, Hublink, Inc.
                                                       (1993-1997); Member,
                                                       Business Advisory

                                   Position(s)
                                   Held With           Principal Occupation(s)
Name, Age and Address              The Trust           During Past Five Years
---------------------              ---------           -----------------------

                                                       Board, Miratel
                                                       Corporation (1993- 1995);
                                                       Member, Board of
                                                       Directors, Applied
                                                       Information Technology
                                                       Research Center (1987-
                                                       1990); Member, Board of
                                                       Directors, AIT (1987-
                                                       1990); Chief Financial
                                                       Officer of OCLC Online
                                                       Computer Library Center,
                                                       Inc. (1978-1993).


William R. Wise                    Trustee             Retired; Formerly,
613 Valley Forge Court                                 Corporate Director of
Westerville, Ohio                                      Financial Services and
Birth date: October 20, 1931                           Treasurer, Children's
                                                       Hospital, Columbus, Ohio;
                                                       Associate Executive
                                                       Director and Treasurer,
                                                       Children's Hospital,
                                                       Columbus, Ohio (1985-
                                                       1989).

Mark Nagle                         President and       Vice President, Fund
One Freedom Valley Road            Chief Executive     Accounting and
Oaks, Pennsylvania 19456           Officer             Administration of SEI
Birth date: October 20, 1959                           Fund Resources since
                                                       1996; BISYS Fund Services
                                                       from 1995 to 1996; Senior
                                                       Vice President, Fidelity
                                                       Investments from 1981-
                                                       1995.

Robert DellaCroce                  Treasurer,          Director, Funds
One Freedom Valley Road            Controller and      Administration and
Oaks, Pennsylvania 19456           Chief Financial     Accounting of SEI since
Birth date: December 17, 1963      Officer             1994. Senior Audit
                                                       Manager, Arthur Anderson
                                                       LLP, from 1986 to 1994.

James R. Foggo                     Vice President      Vice President and
One Freedom Valley Road            and Secretary       Assistant Secretary of
Oaks, Pennsylvania 19456                               SEI since 1998;
Birth date: June 30, 1964                              Associate, Paul, Weiss,
                                                       Rifkind, Wharton &
                                                       Garrison (1998);
                                                       Associate, Baker &
                                                       McKenzie (1995-1998);
                                                       Associate, Battle Fowler
                                                       L.L.P. (1993-1998).

Kathy Heilig                       Vice President      Treasurer of SEI
One Freedom Valley Road            and Assistant       Investments Company since
Oaks, Pennsylvania 19456           Secretary           1997; Assistant
Birth date: December 21, 1958                          Controller of SEI
                                                       Investments Company since
                                                       1995; Vice President of
                                                       SEI Investments Company
                                                       since 1991.

Todd Cipperman                     Vice President      Vice President and
One Freedom Valley Road            and Assistant       Assistant Secretary of
Oaks, Pennsylvania 19456           Secretary           SEI Corporation since
Birth date: February 14, 1966                          1995; Associate attorney
                                                       with Dewey Ballantine
                                                       (1994-1995); Associate
                                                       attorney with Winston &
                                                       Strawn (1991-1994).

Kevin P. Robbins                   Vice President      Senior Vice President,
                                   and                 General

                                   Position(s)
                                   Held With           Principal Occupation(s)
Name, Age and Address              The Trust           During Past Five Years
---------------------              ---------           -----------------------
One Freedom Valley Road            Assistant           Counsel and Secretary of
Oaks, Pennsylvania  19456          Secretary           SEI Corporation since
Birth date:  April 15, 1961                            1994. Vice President and
                                                       Assistant Secretary
                                                       (1992-1994); Associate
                                                       attorney with Morgan,
                                                       Lewis & Bockius (1988-
                                                       1992).

Trustee Compensation

     During the year ended December 31, 1998, prior to the commencement of the Trust's operations, the Trustees received the following total compensation from the Huntington Funds, a separate investment company advised by Huntington, for their services as Trustees with respect to those Funds:

     Name and Position                            Compensation
     -----------------                            ------------

     David S. Schoedinger, Trustee                  $ 12,500
     John M. Shary, Trustee and Chairman            $ 16,500
     William R. Wise, Trustee                       $ 12,500

     There are no pension or retirement plans or programs in effect for Trustees of the Trust. No officers of the Trust or of any other Fund receive compensation from the Trust or the Funds as officers or employees of the Trust of any such Fund.

     The Declaration of Trust of the Trust provides that the Trust will, to the fullest extent permitted by law, indemnify its Trustees and officers against all liabilities and against all expenses reasonably incurred in connection with any claim, action, suit or proceeding in which they may be involved because of their offices with the Trust, except if it is determined in the manner specified in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust or that such indemnification would relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of his or her duties. The Trust, at its expense, may provide liability insurance for the benefit of its Trustees and officers.

Investment Adviser

     Huntington National Bank is the investment adviser to each of the Funds of the Trust. It is an indirect, wholly-owned subsidiary of Huntington Bancshares Incorporated ("HBI") and is deemed to be controlled by HBI. With $29 billion in assets as of September 30, 1999, HBI is a major Midwest regional bank holding company. Through its subsidiaries and affiliates, HBI offers a full range of services to the public, including: commercial lending, depository services, cash management, brokerage services, retail banking, international services, mortgage banking, investment advisory services and trust services.

     Under the investment advisory agreement between the Trust and Huntington (the "Investment Advisory Agreement"), Huntington, at its expense, furnishes a continuous an investment program for the Funds and makes investment decisions on their behalf, all subject to such policies as the Trustees may determine. Investment decisions are subject to the provisions of the Trust's Declaration of Trust and

By-laws, and of the 1940 Act. In addition, Huntington makes decisions consistent with a Fund's investment objectives, policies, and restrictions, and such policies and instructions as the Trustees may, from time to time, establish.

     Each of the Funds pays advisory fees to Huntington based on a percentages of its average daily net assets as specified in the Investment Advisory Agreement and described in the Prospectus.

     The Investment Advisory Agreement provides that Huntington shall not be subject to any liability for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Investment Advisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations and duties on the part of Huntington.

     The Investment Advisory Agreement may be terminated without penalty with respect to any Fund at any time by the vote of the Trustees or by the shareholders of that Fund upon 60 days' written notice, or by Huntington on 90 days' written notice. The Investment Advisory Agreement may be amended only by a vote of the shareholders of the affected Fund(s). The Agreement also terminates without payment of any penalty in the event of its assignment. The Investment Advisory Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually with respect to each Fund by the vote of either the Trustees or the shareholders of the Fund, and, in either case, by a majority of the Trustees who are not "interested persons" of Huntington.

     From time to time, the Adviser may use a portion of its investment advisory fee to pay for certain administrative services provided by financial institutions on shares of the Funds.

Glass-Steagall Act

     In 1971, the United States Supreme Court held in Investment Company Institute v. Camp that the federal statute commonly referred to as the Glass-Steagall Act prohibits a national bank from operating a mutual fund for the collective investment of managing agency accounts. Subsequently, the Board of Governors of the Federal Reserve System (the "Board") issued a regulation and interpretation to the effect that the Glass-Steagall Act and such decision: (a) forbid a bank holding company registered under the Federal Bank Holding Company Act of 1956 (the "Holding Company Act") or any non-bank affiliate thereof from sponsoring, organizing, or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, but (b) do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, and custodian to such an investment company. In 1981, the United States Supreme Court held in Board of Governors of the Federal Reserve System v. Investment Company Institute that the Board did not exceed its authority under the Holding Company Act when it adopted its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to registered closed-end investment companies. In the Board of Governors case, the Supreme Court also stated that if a national bank complies with the restrictions imposed by the Board in its regulation and interpretation authorizing bank holding companies and their non-bank affiliates to act as investment advisers to investment companies, a national bank performing investment advisory services for an investment company would not violate the Glass-Steagall Act.

     Huntington believes that it possesses the legal authority to perform the services for the Trust contemplated by the Investment Advisory Agreement. Future changes in either federal or state statutes and regulations relating to the permissible activities of banks or bank holding companies and the subsidiaries or affiliates of those entities, as well as further judicial or administrative decisions or interpretations of present and future statutes and regulations could prevent or restrict Huntington from continuing to perform such services for the Trust. Depending upon the nature of any changes in the services which could be provided by Huntington, the Board of Trustees of the Trust would review the Trust's relationship with Huntington and consider taking all action necessary in the circumstances.

     Should further legislative, judicial, or administrative action prohibit or restrict the activities of Huntington, its affiliates, and its correspondent banks in connection with customer purchases of shares of the Trust, such banks might be required to alter materially or discontinue the services offered by them to customers. It is not anticipated, however, that any change in the Funds' method of operations would affect their net asset values per share or result in financial losses to any customer.

     State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions maybe required to register as dealers pursuant to state law.

Portfolio Transactions

     Huntington may place portfolio transactions with broker-dealers which furnish, without cost, certain research, statistical, and quotation services of value to Huntington and its affiliates in advising the Trust and other clients, provided that they shall always seek best price and execution with respect to the transactions. Certain investments may be appropriate for the Trust and for other clients advised by Huntington. Investment decisions for the Trust and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment, and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients of an investment adviser on the same day. In such event, such transactions will be allocated among the clients in a manner believed by Huntington to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Trust. Purchase and sale orders for the Trust may be combined with those of other clients of Huntington in the interest of achieving the most favorable net results for the Trust.

     As part of its regular banking operations, Huntington may make loans to public companies. Thus, it may be possible, from time to time, for the Funds to hold or acquire the securities of issuers which are also lending clients of Huntington. The lending relationship will not be a factor in the selection of securities for the Funds.

Brokerage Allocation and Other Practices

     Transactions on U.S. stock exchanges and other agency transactions involve the payment by a Fund of negotiated brokerage commissions. Such commissions vary among different brokers. Also, a particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities often involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by a Fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by a Fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer.

     Huntington places all orders for the purchase and sale of portfolio securities for a Fund and buys and sells securities for a Fund through a substantial number of brokers and dealers. In so doing, it uses its best efforts to obtain for a Fund the best price and execution available. In seeking the best price and execution, Huntington, having in mind a Fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience, and financial stability of the broker-dealer involved, and the quality of service rendered by the broker-dealer in other transactions.

     It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive research, statistical, and quotation services from broker-dealers that execute portfolio transactions for the clients of such advisers. Consistent with this practice, Huntington receives research, statistical, and quotation services from many broker-dealers with which it places a Fund's portfolio transactions. These services, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities, and recommendations as to the purchase and sale of securities. Some of these services are of value to Huntington and its affiliates in advising various of their clients (including the Trust), although not all of these services are necessarily useful and of value in managing the Trust. The fee paid by a Fund to Huntington is not reduced because Huntington and its affiliates receive such services.

     As permitted by Section 28(e) of the Securities Exchange Act of 1934, as amended, and by the Investment Advisory Agreements, Huntington may cause a Fund to pay a broker-dealer that provides the brokerage and research services described above an amount of disclosed commission for effecting a securities transaction for the Fund in excess of the commission which another broker-dealer may charge for effecting that transaction. Huntington's authority to cause a Fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time.

Administrator

     Huntington is the Administrator of the Trust. Pursuant to its Administration Agreement, Huntington provides the Trust with administrative services, regulatory reporting, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and such other services as the Trustees may, from time to time, reasonably request and Huntington shall, from time to time, reasonably determine to be necessary to perform its obligations under the Administration Agreement. In addition, Huntington coordinates with other service providers and legal counsel to provide other services to the Trust. For its services, Huntington receives an annual fee, computed daily and paid monthly, of 0.11% of each Fund's average daily net assets.

     The Administration Agreement became effective on ___________, 1999, and will continue in effect for a period of two years, and thereafter will continue for successive one year periods, unless terminated by either party on not less than 60 days' prior written notice. Under certain circumstances, the Administration Agreement may be terminated on 45 days' prior written notice or immediately by the Trust without prior notice. The Administration Agreement provides that Huntington shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith, or negligence in the performance of its duties, or from the disregard by Huntington of its obligations and duties thereunder.

Sub-Administrator

     Huntington has entered into a Sub-Administration Agreement with SEI Administrative pursuant to which SEI Administrative provides certain administrative services to the Trust. Under this Agreement,

Huntington will pay to SEI Administrative a periodic fee at an annual rate of 0.05% of the average daily net assets of all Funds.

Administrative Services

     Pursuant to an Administrative Services Agreement, Hartford Life Insurance Company ("Hartford") provides certain administrative services to the Trust with respect to assets of its separate accounts which are invested in the Funds. These administrative services include: teleservicing support in connection with the Funds; facilitation of delivery of current prospectuses, reports, notices, proxies and proxy statements and other information materials; facilitation of the tabulation of Variable Contract owners' votes in the event of a meeting of Fund shareholders; providing the information relating to the Variable Contracts and Share balances under such Variable Contracts to the Trust as may be reasonably requested; provision of communication support services including providing information about the Funds and answering questions concerning the Funds, including questions respecting Variable Contract owners' interests in one or more Funds; administration of fund transfers, dollar cost averaging, asset allocation, portfolio rebalancing, earnings sweep, and pre-authorized deposits and withdrawals involving the Funds; and provision of other services as may be agreed upon from time to time. Hartford is compensated under the Administrative Services Agreement at an annual rate of 0.25% of the average daily net assets of shares of the Funds held by Hartford separate accounts.

Distributor

     SEI Investments Distribution Co., whose address is One Freedom Valley Road, Oaks, Pennsylvania 19456, is the Distributor (principal underwriters) of the Funds. SEI Distribution is an affiliated person of SEI Administrative, the Trust's Sub-Administrator. Under a Distribution Agreement with SEI Distribution the Distributor sells and distributes shares of each of the Funds on a continuous basis, but is not obligated to sell any specific amount of shares of any Fund.

     The Distribution Agreement may be terminated at any time as to any Fund on not more than 60 days' notice by vote of a majority of the Trustees who are not parties to such agreement or "interested persons" of any such party or by the vote of a majority of the outstanding voting securities of the Fund.

Custodian and Record Keeper

     For each of the Funds, Huntington acts as custodian and record keeper. For an annual fee of 0.056% of each Fund's average daily net assets, Huntington is generally responsible as custodian for the safekeeping of Fund assets, including the acceptance or delivery of cash or securities where appropriate, registration of securities in the appropriate Fund name or the name of a nominee, maintenance of bank accounts on behalf of the Funds and coordinating with other service providers in such matters as shareholder taxation or proxy solicitation and the calculation of net asset value. In addition, Huntington is responsible as record keeper for the creation and maintenance of all Fund accounting records relating to custodian activities required by the 1940 Act.

Transfer Agent and Dividend Disbursing Agent

     State Street Bank and Trust Company, whose address is Two Heritage Drive, Quincy, Massachusetts 02171, serves as the transfer agent and dividend disbursing agent for the Trust.

Independent Auditors

     KPMG LLP, whose address is Two Nationwide Plaza, Columbus, Ohio 43215, serves as the independent auditors for the Trust.

Principal Holders of Securities

     As of the date of this SAI, none of the Funds had any shareholders of record.

                              SHAREHOLDER RIGHTS

     The Trust is an open-end management investment company, whose Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest, representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in two or more separate classes. As of the date of this SAI, the Trustees have established one class of shares in the VA Growth Fund and the VA Income Equity Fund.

     All shareholders are entitled to one vote for each share held on the record date for any action requiring a vote by the shareholders, and a proportionate fractional vote for each fractional share held. Shareholders of the Trust will vote in the aggregate and not by Fund except as otherwise expressly required by law or when the Trustees determine that the matter to be voted upon affects only the interests of the shareholders of a particular Fund.

     The rights of shareholders cannot be modified without a majority vote.

     The Trust is not required to hold annual meetings of shareholders for the purpose of electing Trustees except that (i) the Trust is required to hold a shareholders' meeting for the election of Trustees at such time as less than a majority of the Trustees holding office have been elected by shareholders and
(ii) if, as a result of a vacancy on the Board of Trustees, less than two-thirds of the Trustees holding office have been elected by the shareholders, that vacancy may only be filled by a vote of the shareholders. In addition, Trustees may be removed from office by a written consent signed by the holders of shares representing two-thirds of the outstanding shares of the Trust at a meeting duly called for the purpose, which meeting must be held upon written request of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of shares representing 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a Trustee, the Trust will provide a list of shareholders or disseminate appropriate materials (at the expense of the requesting shareholders). Except as set forth above, the Trustees may continue to hold office and may appoint successor Trustees.

     Under Massachusetts law, shareholders could, under certain circumstances, beheld personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification out of a Fund's property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations.

     Shareholder inquiries regarding the Funds should be directed to the Trust c/o The Huntington National Bank, 41 South High Street, Columbus, Ohio 43215,
Attn: Investor Services.

        ADDITIONAL INFORMATION ON PURCHASES, EXCHANGES AND REDEMPTIONS

     Shares of the Funds may be purchased, exchanged and redeemed only by contacting Hartford Life.

     In connection with certain redemption or exchange requests, a shareholder may be required to obtain a signature guarantee for authentication purposes. In such cases, the signature must be guaranteed by:

     . a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;

     .    a member of the New York, American, Midwest, or Pacific Stock
          Exchanges;

     . a savings bank or savings and loan association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or

     . any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934.

     The Trust does not accept signatures guaranteed by a notary public. In the future, the Trust may elect to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Trust reserves the right to amend these standards at any time without notice.

Other Purchase Information

     Purchases are made at net asset value. If at any time the right to purchase shares is suspended, although no new purchases may be made, in some circumstances existing shareholders may be permitted to purchase additional shares and have dividends reinvested.

Other Exchange Information

     Exchanges may only be made between Funds having identical shareholder registrations. For any other exchanges you must obtain a signature guarantee.

     Unless otherwise specified in writing, the existing registration relating to a Fund being exchanged will be used for any new Fund accounts required to be opened in the exchange.

     Exchanges will not be available for shares purchased by check until the check has cleared.

Other Redemption Information

     If a shareholder wishes to wire redemption proceeds to a bank other than the one previously designated, redemption may be delayed by as much as seven days. To change the name of the bank account to which redemption proceeds will be wired, a shareholder should send a written request (and, if necessary, with a signature guarantee) to the Trust, c/o Huntington National Bank, 41 South High Street (HC 1116), Columbus Ohio 43287, Attention: Investor Services.

     Proceeds from the redemption of shares purchased by check will not be available until the check has cleared.

                       DETERMINATION OF NET ASSET VALUE

     Net asset value is calculated as of the close of the New York Stock Exchange every Monday through Friday except (i) days on which there are not sufficient changes in the value of a Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day and (iv) other civil holidays, such as Veterans' Day and Martin Luther King Day, when the Federal Reserve Banks or the financial markets are closed.

     Each of the Funds relies on one or more pricing services authorized by the Board of Trustees ("Authorized Pricing Services") to value its securities in calculating net asset value. Each of the Funds values its securities in calculating net asset value as follows. Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by an Authorized Pricing Service. For debt securities, including zero-coupon securities, and foreign securities, an Authorized Pricing Service will be used.

     Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at net asset value.

     For securities which cannot be priced by an Authorized Pricing Service, the Board of Trustees has authorized the Trust's record keeper to seek a good faith fair value determination from a broker-dealer or other financial intermediary. In certain circumstances, in accordance with the Trust's Security Valuation Policy, the record keeper may seek a good faith fair value determination where an Authorized Pricing Service has provided a price. The Trust's Security Valuation Policy has also established a Pricing Committee which will price a security in the event that no price can be obtained from an Authorized Pricing Service, a broker-dealer or other financial intermediary.

     If any securities held by a Fund are restricted as to resale, their fair value is generally determined as the amount which the Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities, and any available analysts' reports regarding the issuer.

     Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of these securities used in determining the net asset value of the Fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds and U.S. Government securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value, in the manner described above.

     The proceeds received by each Fund for each issue or sale of its shares, and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund, and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the Trust's books of account, and will be charged with the liabilities in respect of such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds are to be allocated in proportion to the net asset values of the respective Funds except where allocations of direct expenses can otherwise be fairly made.

                                     TAXES

Federal Income Taxation

     It is intended that each Fund qualifies each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, a Fund must, among other things:

     (a) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

     (b) distribute with respect to each taxable year at least 90% of its "investment company taxable income" (as that term is defined in the Code) and tax-exempt income (less deductions attributable to that income) for such year; and

     (c) diversify its holdings so that, at the end of each fiscal quarter (i) at least 50% of the market value of the Fund's assets is represented by cash or cash items (including receivables), U.S. Government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses.

     If a Fund qualifies as a regulated investment company that is accorded special tax treatment, the Fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

     If a Fund fails to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its income at corporate rates, and could be required to recognize net unrealized gains and make distributions of any accumulated earnings and profits before requalifying as a regulated investment company that is accorded special tax treatment. In addition, all distributions by the Fund would be taxed as if made by a regular corporation. In such a case, a Fund could not pay exempt-interest or capital gains dividends. Failure to qualify as a regulated investment company also could result in the loss of the tax-favored status of variable annuity contracts based on a segregated asset account which invests in the Funds.

     Segregated asset account. Under Code Section 817(h), a segregated asset account upon which a variable annuity contract or variable life insurance policy is based must be "adequately diversified." A segregated asset account will be adequately diversified if it complies with certain diversification tests set forth in Treasury regulations. If all of the beneficial interests in a regulated investment company are owned by one or more insurance companies in segregated asset accounts, then a segregated asset account investing in such investment company will be entitled to treat its pro rata portion of each asset of the investment company as an asset for purposes of these diversification tests. Each of the Funds intends to meet these ownership conditions and to comply with the diversification tests noted above. Accordingly, a segregated asset account investing solely in shares of a Fund will be adequately diversified. However, the failure of a Fund to meet such ownership conditions and to comply with such diversification test could cause the owners of variable annuity contracts and variable life insurance policies based on such account to recognize ordinary income each year in the amount of any net appreciation of such contract or policy during the year.

     Provided that a Fund and a segregated asset account investing in the Fund satisfy the above requirements, any distributions from the Fund to such account will be exempt from current federal income taxation to the extent that such distributions accumulate in a variable annuity contract or variable life insurance policy. Persons investing in a variable annuity contract or variable annuity life insurance policy offered by a segregated asset account investing in a Fund should refer to the prospectus for such contract or policy for further tax information.

     Return of capital distributions. If a Fund makes a distribution in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a non-taxable return of capital to the extent of a shareholder's tax basis in his shares. If the shareholder's basis has been reduced to zero, any additional return of capital distributions will be taxable as capital gain.

     Hedging transactions. Certain investment and hedging activities of a Fund, including transactions in options, futures contracts, straddles, forward contracts, foreign currencies, foreign securities, or other similar transactions, will be subject to special tax rules. In a given case, these rules may accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund's assets, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing, and character of the Fund's income and distributions to shareholders. Income earned as a result of these transactions would, in general, not be eligible for the dividends received deduction or for treatment as exempt-interest dividends when distributed to shareholders. Each Fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the Fund. Under the 30% of gross income test described above (see "Federal Income Taxation"), a Fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that could cause certain Fund assets to be treated as held for less than three months.

     Foreign currency-denominated securities and related hedging transactions. A Fund's transactions in foreign currency-denominated debt securities, certain foreign currency options, futures contracts, and forward contracts may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

     Backup Withholding. In general, a Fund is required to withhold 31% of the taxable dividends and other distributions paid to any shareholder who fails to furnish the Fund with a correct taxpayer identification number, who has under reported dividends or interest income, or who fails to certify to the Fund that he or she is not subject to such withholding.

     The foregoing is only a summary of some of the important federal income tax considerations generally affecting purchases of shares of a Fund. No attempt is made to present a detailed explanation of the federal income tax treatment of each Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, investors are urged to consult their tax advisors with specific reference to their own tax situation.

                          DIVIDENDS AND DISTRIBUTIONS

     Each of the Funds will declare and distribute dividends from net investment income, if any, and will distribute its net realized capital gains, if any, at least annually.

                            PERFORMANCE INFORMATION

     From time to time the Trust may advertise the performance of one or more of the Funds. All data is based on past performance and is not intended to indicate future results.

     Generally, the Funds will advertise average annual total returns. In accordance with SEC

                                             ERV   1
                    Average Annual Return= ------  - -1
                                             P     n

guidelines, the average annual total return is calculated according to the following formula:

where p = a hypothetical initial of $1,000; n = number of years; and ERV = ending redeemable value of the hypothetical $1,000 investment after the investment period.

     In accordance with SEC guidelines, the yield of a Fund is computed by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:
                                    a-b     /6/
                         Yield = 2[----- +1)   +1]
                                    cd

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursements); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

                             FINANCIAL STATEMENTS

     As of the date of this SAI, there were no audited financial statements of the Funds, as they had not yet commenced operations.

                     APPENDIX--DESCRIPTION OF BOND RATINGS

Standard & Poor's Ratings Group Corporate Bond Rating Definitions

AAA - Debt rated "AAA" has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.

AA - Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A - Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effect of changes in circumstances and economic conditions than debt in higher rated categories.

S&P may apply a plus (+) or minus (-) to the above rating classifications to show relative standing within the classifications.

Moody's Investors Service, Inc.  Corporate Bond Rating Definitions

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Duff & Phelps, Inc. Corporate Bond Rating Definitions

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- - High credit quality protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- - Protection factors are average but adequate. However, risk factors are more variable and greater in periods of economic stress.

Fitch IBCA Long-Term Rating Definitions

AAA - Obligations for which there is the lowest expectation of credit risk. Assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Obligations for which there is a very low expectation of credit risk. They indicated very strong capacity for timely payment of financial commitments.
This capacity is not significantly vulnerable to unforeseeable events.

A - Obligations for which there is a low expectation of credit risk. The capacity for timely repayment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to change in circumstances or economic conditions.

Fitch IBCA Short-Term Rating Definitions

F1 - Obligations supported by the highest capacity for timely repayment.

F2 - Obligations supported by a strong capacity for timely repayment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for timely repayment may be susceptible to adverse changes in business, economic, or financial conditions.

F3 - Obligations supported by an adequate capacity for timely repayment, although such capacity is more susceptible to adverse changes in business, economic or financial conditions.

Standard and Poor's Ratings Group Commercial Paper Rating Definitions

A-1 - This designation indicates that the degree of safety regarding timely payment strong. Those issues determined to have extremely strong safety characteristics are denoted with a plus (+) sign.

A-2 - Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

Moody's Investors Service, Inc. Commercial Paper Rating Definitions

Prime 1 - Issuers (or supporting institutions) rated Prime-1 (P-1) have a superior ability for repayment of senior short-term promissory obligations. P-1 repayment capacity will often be evidenced by many of the following characteristics:

     .    Leading market positions in well-established industries.

     .    High rates of return on funds employed.

     . Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     . Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime 2 - Issuers (or supporting institutions) rated Prime-2 (P-2) have a strong ability for repayment of senior short-term debt obligations. This normally will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

NR indicates the bonds are not currently rated by Moody's or S&P. However, management considers them to be of good quality.

Duff & Phelps, Inc.  Commercial Paper Rating Definitions

Duff 1+ - Highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free U.S. Treasury short-term obligations.

Duff 1 - Very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor. Duff 1-High certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

Duff 2-Good certainty of timely payment Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

Fitch IBCA  Commercial Paper Rating Definitions

F-1 - Issues assigned this rating are regarded as having the highest capacity for timely payment.

F-2 - Issues assigned this rating reflect a strong capacity for timely payment. However, the relative degree of risk is slightly higher than for issues classified as "A1" and capacity for repayment may be susceptible to adverse changes in business, economics, or financial conditions.

F-3 - Issues assigned this rating have an adequate capacity for timely payment. Such capacity is more susceptible to adverse changes in business, economic or financial conditions.